Goodwill and Intangible Assets - Changes in the Carrying Amount of Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Sep. 30, 2018	Sep. 30, 2017
Goodwill
Balance at beginning of period	$ 3,107.2	$ 2,989.0
Acquisitions	59.4	78.5
Dispositions	(2.8)
Purchase accounting adjustments	13.6	(1.7)
Foreign currency translation	(17.0)	41.4
Balance at end of period	3,160.4	3,107.2
AmeriGas Propane
Goodwill
Balance at beginning of period	2,001.3	1,978.3
Acquisitions	4.5	23.0
Dispositions	(2.8)
Purchase accounting adjustments	0.0
Foreign currency translation	0.0	0.0
Balance at end of period	2,003.0	2,001.3
UGI International
Goodwill
Balance at beginning of period	912.2	817.0
Acquisitions	54.9	55.5
Dispositions	0.0
Purchase accounting adjustments	13.6	(1.7)
Foreign currency translation	(17.0)	41.4
Balance at end of period	963.7	912.2
Midstream & Marketing
Goodwill
Balance at beginning of period	11.6	11.6
Acquisitions	0.0	0.0
Dispositions	0.0
Purchase accounting adjustments	0.0	0.0
Foreign currency translation	0.0	0.0
Balance at end of period	11.6	11.6
UGI Utilities
Goodwill
Balance at beginning of period	182.1	182.1
Acquisitions	0.0	0.0
Dispositions	0.0
Purchase accounting adjustments	0.0	0.0
Foreign currency translation	0.0	0.0
Balance at end of period	$ 182.1	$ 182.1